Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of 12/31/2014 before measurement period adjustment
Measurement period adjustment	1,330
Goodwill	$ 1,330	$ 1,330